Investment in Securities (Summary of Contractual Maturities of Available-for-Sale Debt Securities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Available-for-sale debt securities, amortized cost
Due within one year	¥ 55,891
Due after one to five years	418,096
Due after five to ten years	337,992
Due after ten years	2,591,159
Available-for-sale debt securities, Amortized cost	3,403,138	¥ 3,174,036
Available-for-sale debt securities, fair value
Due within one year	57,667
Due after one to five years	402,973
Due after five to ten years	343,359
Due after ten years	1,722,417
Available-for-sale debt securities	¥ 2,526,416	¥ 2,607,637